Business Combination - Schedule of Common Stock Outstanding (Detail) - shares	Mar. 29, 2023	Dec. 31, 2022
PIPE Financing and Business Combination [Member]
Disclosure of detailed information about business combination [line items]
Number of shares outstanding	57,994,911
Post-Closing Apollomics Ordinary Shares [Member]
Disclosure of detailed information about business combination [line items]
Number of shares outstanding		28,800,926
Maxpro Capital Acquisition Corp. [Member]
Disclosure of detailed information about business combination [line items]
Number of shares outstanding	10,350,000
Maxpro Capital Acquisition Corp. [Member] | PIPE Financing and Business Combination [Member]
Disclosure of detailed information about business combination [line items]
Number of shares outstanding	57,994,911
Maxpro Capital Acquisition Corp. [Member] | Post-Closing Apollomics Ordinary Shares [Member]
Disclosure of detailed information about business combination [line items]
Number of shares outstanding	54,420,956
Class A ordinary Shares [Member] | Maxpro Capital Acquisition Corp. [Member] | Class A Common Stock [Member]
Disclosure of detailed information about business combination [line items]
Number of shares outstanding	490,025
Class A ordinary Shares [Member] | Maxpro Capital Acquisition Corp. [Member] | Class B Common Stock [Member]
Disclosure of detailed information about business combination [line items]
Number of shares outstanding	2,587,500
Class A ordinary Shares [Member] | Maxpro Capital Acquisition Corp. [Member] | Class A Common Stock Subject to Possible Redemption [Member]
Disclosure of detailed information about business combination [line items]
Number of shares outstanding	79,940
Class A ordinary Shares [Member] | Maxpro Capital Acquisition Corp. [Member] | Post-Closing Apollomics Ordinary Shares [Member]
Disclosure of detailed information about business combination [line items]
Number of shares outstanding	31,240
Class A ordinary Shares [Member] | Maxpro Capital Acquisition Corp. [Member] | Conversion of Convertible Promissory Note [Member]
Disclosure of detailed information about business combination [line items]
Number of shares outstanding	155,250
Class A Ordinary Shares Net of Redemptions [Member] | Maxpro Capital Acquisition Corp. [Member]
Disclosure of detailed information about business combination [line items]
Number of shares outstanding	3,312,715
Class B ordinary Shares [Member] | Maxpro Capital Acquisition Corp. [Member] | Pipe Subscription Agreement [Member]
Disclosure of detailed information about business combination [line items]
Number of shares outstanding	230,000